SELECTED STATEMENTS OF PROFIT OR LOSS DATA (Tables)	12 Months Ended
Dec. 31, 2025
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Schedule of cost of revenue

	Year ended December 31,
	2025	2024	2023
Labor	$5,001	$3,932	$4,145
Credit card fees	1,208	1,079	1,045
Servers	1,116	1,109	996
Services and tools	175	180	194
Depreciation and amortization	1,553	1,345	1,180
Share- based compensation	476	378	692
Other	248	262	227
	$9,777	$8,285	$8,479

Schedule of research and development

Labor	$9,645	$8,394	$8,976
Servers	158	205	285
Software	312	225	228
Depreciation and amortization	336	329	374
Share- based compensation	1,136	855	1,337
Other	355	267	307
	$11,942	$10,275	$11,507

Schedule of selling and marketing

Labor	$9,247	$7,910	$7,569
Marketing and Promotion (*)	—	351	320
Digital Advertising	1,419	1,525	1,990
Software tools	461	404	360
Depreciation and amortization	1,396	1,202	1,074
Share- based compensation	1,006	907	1,336
Trade shows	492	367	306
Web site	17	72	108
Other	1,165	1,142	1,321
	$15,203	$13,880	$14,384

(*)expense related to share issuance for the DACC (see Note 16c.1).

Schedule of general and administrative

	Year ended December 31,
	2025	2024	2023
Labor	$5,009	$4,188	$4,974
D&O insurance	691	1,067	1,623
Rent and related	584	693	681
Consulting	1,754	1,916	2,497
Office expenses	738	685	608
Software tools	697	651	665
Depreciation & Amortization	164	207	163
Goodwill impairment	—	3,000	—
Share- based compensation	1,688	1,485	2,061
Changes in the fair value of contingent consideration	—	—	(1,583)
Other	369	400	718
	$11,694	$14,292	$12,407